Employee benefits (Details 8) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Actuarial (gain)/loss
Gain (loss) on remeasurement, net defined benefit liability (asset)	₨ 5,267	₨ 6,872	₨ (2,250)
Remeasurements of the net defined benefit liability [member]
Actuarial (gain)/loss
- Change in demographic assumptions	0	0	0
- change in financial assumptions	2,358	(2,806)	3,271
- experience variance	(7,625)	(4,066)	(1,021)
- return on plan assets, excluding amounts recognized in net interest expense/ income	2,596	1,493	14,784
Gain (loss) on remeasurement, net defined benefit liability (asset)	₨ (2,671)	₨ (5,379)	₨ 17,034